Accounts Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net, consists of the following:

	As of September 30,		As of September 30,
	2025	2025	2024
	HK$	US$	HK$
Accounts receivable	2,040,552	262,251	1,387,862
Less: allowance for credit loss	(965,612)	(124,100)	(113,362)
Accounts receivable, net	1,074,940	138,151	1,274,500

Schedule of Allowance for Doubtful Accounts

The following table presents movement in allowance for credit loss:

	As of September 30,		As of September 30,
	2025	2025	2024
	HK$	US$	HK$
Balance at beginning of the year	113,362	14,569	213,362
Addition	906,250	116,471	—
Reversal	(54,000)	(6,940)	(100,000)
Balance at end of the year	965,612	124,100	113,362